Common Shareholders' Equity (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share repurchases
Amount	$ 18,943	$ 18,544	$ 20,045
Treasury Shares
Share repurchases
Amount	18,943	18,544	20,045
Common Shares
Common shareholders' equity, other disclosures
Voting rights, board of directors	25%
Common Shares | 401(k)
Common shareholders' equity, other disclosures
Shares reserved	67,215
Common Shares | Treasury Shares
Common shareholders' equity, other disclosures
Shares reissued	371,000	536,000	182,000
Share repurchases
Number of shares acquired	496,000	499,000	571,000
Average cost per share	$ 38.19	$ 37.19	$ 35.11
Amount	$ 18,943	$ 18,544	$ 20,045
Common share repurchase authorization	On November 17, 2009, the Board of Directors of U.S. Cellular authorized the repurchase of up to 1,300,000 Common Shares on an annual basis beginning in 2009 and continuing each year thereafter, on a cumulative basis. These purchases will be made pursuant to open market purchases, block purchases, private purchases, or otherwise, depending on market prices and other conditions.
Repurchase authorization, additional number of shares	1,300,000
Repurchase expiration	This authorization does not have an expiration date.
Series A Common Shares
Common shareholders' equity, other disclosures
Voting rights, board of directors	75%